INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INVENTORIES
Ore in stockpiles and on leach pads	$ 140,288	$ 80,722
Concentrates and dore bars	125,738	111,100
Supplies	612,918	438,652
Total current inventories	878,944	630,474
Non-current ore in stockpiles and on leach pads (Note 7B)	274,576	198,044
Total inventories	1,153,520	828,518
Inventory write-down	$ 28,700	$ 23,500